SHAREHOLDERS' EQUITY (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
SHAREHOLDERS' EQUITY
Shares repurchased during the period value | ¥				¥ 208,385
2022 Share Repurchase Program
SHAREHOLDERS' EQUITY
Shares repurchased during the period value | $					$ 100,000
Repurchase period (in months)	12 months
Shares repurchased during the period shares | shares		0	0	183,901,110	183,901,110